Cover	May 18, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 18, 2021
Entity Registrant Name	IES Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13783
Entity Tax Identification Number	76-0542208
Entity Address, Address Line One	5433 Westheimer Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	860-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001048268
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IESC
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Rights to Purchase Preferred Stock
Trading Symbol	IESC
Security Exchange Name	NASDAQ